Expense Example	Jul. 22, 2026 USD ($)
T-REX 2X LONG SIVE DAILY TARGET ETF | T-REX 2X LONG SIVE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | T-REX 2X LONG HYUNDAI DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | T-REX 2X LONG SAMSUNG DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG METAPLANET DAILY TARGET ETF | T-REX 2X LONG METAPLANET DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NINTENDO DAILY TARGET ETF | T-REX 2X LONG NINTENDO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | T-REX 2X LONG SOFTBANK DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474